WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 50.5%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,880,000	$3,758,619
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,137,681
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,560,000	2,455,628	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,510,674
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,098,139
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,176,807
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	805,029

Total Diversified Telecommunication Services				12,942,577

Entertainment - 0.2%
Magallanes Inc., Senior Notes	3.638%	3/15/25	470,000	473,357	(a)
Magallanes Inc., Senior Notes	3.755%	3/15/27	1,160,000	1,159,823	(a)

Total Entertainment				1,633,180

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	345,602
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	710,000	709,918	(b)

Total Interactive Media & Services				1,055,520

Media - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,707,560	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,095,000	1,099,093
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,361,229
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,680,000	2,781,782
Comcast Corp., Senior Notes	3.950%	10/15/25	2,130,000	2,201,540
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	70,669
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	249,716
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	95,438	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,460,000	2,512,894

Total Media				13,079,921

Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,880,000	3,660,392
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	900,000	915,660

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	$70,000	$66,675
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	1,100,000	1,108,407

Total Wireless Telecommunication Services				5,751,134

TOTAL COMMUNICATION SERVICES				34,462,332

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 2.7%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,513,518
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	1,430,000	1,430,804	(a)
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,400,795	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,526,755	(a)
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,170,758
General Motors Co., Senior Notes	5.400%	10/2/23	600,000	621,068
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,087,332
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,760,000	1,711,354
Hyundai Capital America, Senior Notes	1.250%	9/18/23	2,000,000	1,946,589	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,460,000	2,455,754	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,860,000	3,728,623

Total Automobiles				19,593,350

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	200,640
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,330,000	2,173,633
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,243,467
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	445,414
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,186,692
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	676,622
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	10,192
Sands China Ltd., Senior Notes	2.550%	3/8/27	420,000	366,870	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	171,000	(a)

Total Hotels, Restaurants & Leisure				6,474,530

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	240,000	236,856

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	300,000	295,211
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,907,405
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	615,415

Total Internet & Direct Marketing Retail				2,818,031

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multiline Retail - 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	$10,000	$10,076
Target Corp., Senior Notes	2.250%	4/15/25	800,000	789,468

Total Multiline Retail				799,544

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/25	870,000	867,646
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	757,124
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	289,121
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,310,000	1,346,480

Total Specialty Retail				3,260,371

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	730,000	725,600

TOTAL CONSUMER DISCRETIONARY				33,908,282

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	615,230

Food Products - 0.0%††
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	210,308	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	219,939

Total Food Products				430,247

Household Products - 0.2%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,037,522	(a)
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	30,052
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	330,000	330,592	(a)

Total Household Products				1,398,166

Tobacco - 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,480,000	1,438,588
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	148,200	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,930,000	1,908,301
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	230,560
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,140,000	2,193,000

Total Tobacco				5,918,649

TOTAL CONSUMER STAPLES				8,362,292

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 8.3%
Energy Equipment & Services - 0.2%
Duke Energy Carolinas LLC	3.350%	5/15/22	$1,190,000	$1,193,209
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	380,000	380,267	(a)

Total Energy Equipment & Services				1,573,476

Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,540,000	2,452,347
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,460,000	2,493,481
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	864,141
Continental Resources Inc., Senior Notes	2.268%	11/15/26	250,000	233,750	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	3,840,000	3,919,901	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,589,422
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,520,000	2,729,594
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,810,000	1,810,035
Energy Transfer LP, Senior Notes	4.250%	3/15/23	890,000	900,034
Energy Transfer LP, Senior Notes	4.500%	4/15/24	300,000	307,154
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	619,244
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	1,047,739
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,204,036
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,920,000	1,935,020
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	320,000	326,025
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,950,000	4,005,580
EOG Resources Inc., Senior Notes	2.625%	3/15/23	1,040,000	1,042,524
EQT Corp., Senior Notes	3.125%	5/15/26	560,000	544,561	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	419,404
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,188,605
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	890,000	887,607
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,879,596
Kinder Morgan Energy Partners LP, Senior Notes	3.450%	2/15/23	1,160,000	1,168,512
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,690,000	1,731,656
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,570,000	1,614,217
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,600,000	920,000	(a)
MPLX LP, Senior Notes	4.500%	7/15/23	1,070,000	1,088,298
MPLX LP, Senior Notes	4.000%	2/15/25	3,380,000	3,436,244
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	2,115,826
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	127,346
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	156,114
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,010,000	906,349	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,230,000	1,203,353

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	$1,710,000	$1,587,965
Qatar Energy, Senior Notes	1.375%	9/12/26	1,670,000	1,561,124	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	505,818	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,060,000	2,066,351
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,640,000	1,881,629
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	560,000	560,000
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	1,650,000	1,641,420
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	171,241
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	40,000	39,605	(c)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,174,536
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,000,000	1,022,823

Total Oil, Gas & Consumable Fuels				60,080,227

TOTAL ENERGY				61,653,703

FINANCIALS - 20.9%
Banks - 14.3%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	403,059
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	202,718
Banco Santander SA, Senior Notes	2.746%	5/28/25	3,000,000	2,926,656
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,206,892	(c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,920,000	5,554,629	(c)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	2,740,000	2,701,510	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	840,000	845,435	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	3,840,000	3,863,744	(c)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	699,640
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,484,013
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,260,000	1,211,841
Bank of Nova Scotia, Senior Notes	0.800%	6/15/23	1,300,000	1,275,339
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,235,590
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	597,097
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	460,000	460,257
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	250,183
BNP Paribas SA, Senior Notes	3.500%	3/1/23	1,610,000	1,626,866	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	$1,150,000	$1,144,942	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	770,000	732,812	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	796,769	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	501,012	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	3,070,000	3,013,845
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	551,097	(c)(d)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	5,320,000	5,279,258	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	3,090,000	3,065,937	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,260,000	2,327,451
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	1,970,000	1,840,786	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	508,850	(a)(c)(e)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,849,187	(a)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,258,415	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	280,000	267,011	(a)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,990,000	1,995,136	(a)(c)(e)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	230,000	232,927
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	2,420,000	2,299,250	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,160,000	1,166,040	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,730,000	1,732,828	(a)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	426,110	(a)
JPMorgan Chase & Co., Senior Notes (0.697% to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	3,700,000	3,631,479	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,930,000	7,658,332	(c)

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	$920,000	$923,680	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	730,000	741,998	(c)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,410,000	1,389,813	(c)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	702,540
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	375,843
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	2,320,000	2,345,788	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	600,278
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	820,000	795,131	(c)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,125,042	(c)
NatWest Group PLC, Senior Notes (3.498% to 5/15/22 then 3 mo. USD LIBOR + 1.480%)	3.498%	5/15/23	910,000	911,319	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,791,388	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	290,000	284,247	(a)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	1,000,650	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	913,049
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	710,000	706,827
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	1,001,538
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	0.512%	7/29/24	1,200,000	1,192,882	(c)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	490,734
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.041%	10/16/23	1,290,000	1,296,445	(c)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	2,590,000	2,531,141
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	1,150,000	1,129,545
US Bancorp, Senior Notes	3.375%	2/5/24	1,790,000	1,815,330
US Bancorp, Senior Notes	1.450%	5/12/25	930,000	889,931
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	3,840,262

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	$3,140,000	$3,103,537	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,627,785	(c)

Total Banks				106,351,666

Capital Markets - 4.8%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	2,490,000	2,457,597
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	424,472
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,905,821
Credit Suisse AG, Senior Notes	1.000%	5/5/23	940,000	926,279
Credit Suisse AG, Senior Notes	0.520%	8/9/23	250,000	243,346
Credit Suisse AG, Senior Notes	3.625%	9/9/24	360,000	364,331
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	871,007
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	630,000	592,295	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,440,508	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	370,000	373,442
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,190,000	6,271,381
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	1,018,149
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,020,000	1,021,286	(c)
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. USD LIBOR + 1.201%)	3.272%	9/29/25	2,920,000	2,927,203	(c)
Morgan Stanley, Senior Notes	3.700%	10/23/24	1,390,000	1,415,793
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	5,550,000	5,461,910	(c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,235,348	(c)
UBS AG, Senior Notes	0.375%	6/1/23	1,790,000	1,753,773	(a)
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	948,737	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	958,361	(a)

Total Capital Markets				35,611,039

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.6%
American Express Co., Senior Notes	3.400%	2/22/24	$920,000	$932,907
American Express Co., Senior Notes	2.500%	7/30/24	460,000	458,070
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,960,000	2,833,433

Total Consumer Finance				4,224,410

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	851,716
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,260,000	2,136,255
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	470,000	475,840
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,050,000	1,041,192	(a)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	940,621	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	326,384	(a)

Total Diversified Financial Services				5,772,008

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	90,000	88,099
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,509,482	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	460,000	452,039	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	320,000	314,512	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	878,635	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	56,331	(a)

Total Insurance				3,299,098

TOTAL FINANCIALS				155,258,221

HEALTH CARE - 4.4%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	2.300%	11/21/22	2,040,000	2,047,539
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	2,987,571
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,970,000	1,958,191
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	590,000	576,480
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	702,621

Total Biotechnology				8,272,402

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	580,000	585,221
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.613%	6/6/22	282,000	282,219	(c)

Total Health Care Equipment & Supplies				867,440

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 2.3%
Aetna Inc., Senior Notes	2.750%	11/15/22	$1,110,000	$1,114,747
Anthem Inc., Senior Notes	3.300%	1/15/23	930,000	937,304
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	361,721
Cigna Corp., Senior Notes	3.750%	7/15/23	2,364,000	2,399,186
Cigna Corp., Senior Notes	4.125%	11/15/25	1,410,000	1,454,462
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,620,902
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,190,000	1,181,996
Humana Inc., Senior Notes	0.650%	8/3/23	3,020,000	2,947,628
Humana Inc., Senior Notes	4.500%	4/1/25	370,000	383,558
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	20,000	20,099
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	50,000	50,671
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,450,000	1,390,087
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	458,117
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	432,306
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	329,490

Total Health Care Providers & Services				17,082,274

Pharmaceuticals - 0.9%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,287,818
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	303,390
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	320,000	320,505
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,560,000	1,540,656
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	961,200

Total Pharmaceuticals				6,413,569

TOTAL HEALTH CARE				32,635,685

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,350,000	1,333,203	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,970,000	2,874,359
Boeing Co., Senior Notes	4.875%	5/1/25	1,730,000	1,786,439
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,552,314
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,355,342
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	810,000	821,854

Total Aerospace & Defense				9,723,511

Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	956,648
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,000,000	1,071,934	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	1,210,000	1,235,928

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Senior Secured Notes	8.000%	9/20/25	$538,000	$573,906	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	800,000	788,000	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,342,637	(a)

Total Airlines				5,969,053

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	60,420

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	455,493

Electrical Equipment - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	91,380	(a)

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.250%	2/14/24	2,150,000	2,179,055

Machinery - 0.3%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,070,000	1,973,038

Road & Rail - 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,264,353
Union Pacific Corp., Senior Notes	4.163%	7/15/22	770,000	770,595
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	50,000	51,740	(a)

Total Road & Rail				2,086,688

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,160,000	1,108,908
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,795,587
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,350,000	1,397,871

Total Trading Companies & Distributors				5,302,366

TOTAL INDUSTRIALS				27,841,004

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	10,000	9,224	(a)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	916,460
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	980,000	977,506
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	526,358

Total IT Services				2,420,324

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Senior Notes	3.625%	1/15/24	790,000	799,675
Broadcom Inc., Senior Notes	4.700%	4/15/25	360,000	373,897

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Broadcom Inc., Senior Notes	3.150%	11/15/25	$230,000	$228,430
Intel Corp., Senior Notes	3.700%	7/29/25	1,310,000	1,342,624
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	1,040,000	1,056,965
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	200,000	189,526	(a)
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	44,635	(a)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	519,986
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,078,951

Total Semiconductors & Semiconductor Equipment				5,634,689

Software - 0.1%
Oracle Corp., Senior Notes	2.400%	9/15/23	1,050,000	1,046,548

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,350,000	2,245,585

TOTAL INFORMATION TECHNOLOGY				11,356,370

MATERIALS - 0.8%
Chemicals - 0.0%††
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	300,326	(a)

Metals & Mining - 0.6%
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	560,000	564,575	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	190,000	190,767	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	980,000	997,405	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,540,000	1,561,860	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	907,336

Total Metals & Mining				4,221,943

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,190,000	1,278,209	(a)

TOTAL MATERIALS				5,800,478

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	390,000	368,164	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	60,000	61,080

TOTAL REAL ESTATE				429,244

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	$1,106,000	$1,107,355
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	690,000	689,289
Southern California Edison Co., Secured Bonds	0.975%	8/1/24	1,170,000	1,116,562

TOTAL UTILITIES				2,913,206

TOTAL CORPORATE BONDS & NOTES (Cost - $388,175,541)				374,620,817

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - 13.9%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	1.077%	11/25/35	71,003	67,386	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.271%	10/15/38	1,650,000	1,609,034	(a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.477%	7/17/26	990,000	985,369	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	1.300%	11/17/24	1,320,000	1,305,508	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	3.391%	9/25/32	38,851	38,667	(c)
Banc of America Mortgage Trust, 2003-C B1	2.542%	4/25/33	65,970	18,616	(c)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,280,000	1,283,914
BANK, 2022-BNK39 XA, IO	0.427%	2/15/55	60,848,279	2,107,444	(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.777%	1/25/47	89,254	83,988	(c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,249,308
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	2.097%	9/15/38	990,000	969,882	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX F (1 mo. USD LIBOR + 4.250%)	4.647%	11/15/32	555,549	552,928	(a)(c)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	1.247%	11/15/38	1,980,000	1,955,874	(a)(c)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	1.318%	12/15/38	1,320,000	1,300,348	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	1.097%	9/15/36	1,000,000	975,617	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	1.086%	10/15/38	1,610,340	1,578,032	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	4.287%	10/15/38	966,204	931,974	(a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	1.291%	1/17/39	1,270,000	1,255,230	(a)(c)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	1.086%	10/15/36	330,000	323,933	(a)(c)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	657,891	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	1.296%	10/15/36	$1,650,000	$1,620,197	(a)(c)
BX Trust, 2021-ARIA D (1 mo. USD LIBOR + 1.895%)	2.292%	10/15/36	930,000	911,231	(a)(c)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	3.539%	10/15/36	990,000	956,539	(a)(c)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	1.033%	10/15/26	1,640,000	1,592,986	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	1.301%	1/15/39	1,290,000	1,269,468	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	964,824	(c)
CFK Trust, 2020-MF2 F	3.458%	3/15/39	1,270,000	1,107,267	(a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	2.462%	2/25/37	7,185	7,108	(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.757%	8/25/35	1,640	1,611	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	1.037%	10/25/35	12,691	12,597	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.657%	1/25/36	3,500	3,286	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	330,000	330,250	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	931,833
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.425%	3/25/37	20,759	20,661	(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	313,857	307,123	(a)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.877%	7/25/36	101,813	97,464	(a)(c)
CSMC Trust, 2014-11R 15A2	2.810%	1/27/36	681,462	679,407	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,677,715	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	355,644	343,812	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	3.397%	12/15/35	1,350,000	1,346,256	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.991%	7/25/47	323,107	328,335	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	0.949%	2/19/45	15,453	15,278	(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	548,798	515,597	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	$1,258,025	$1,195,813	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	1.098%	11/15/38	2,310,000	2,267,842	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.477%	7/15/38	1,411,314	1,396,384	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	72,477	75,729
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.747%	11/15/40	23,664	23,691	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.757%	1/25/50	230,000	220,149	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	2.307%	2/25/50	226,886	226,496	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.099%	12/25/50	1,310,000	1,294,645	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.899%	1/25/51	230,000	225,541	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	710,000	695,373	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	1,004,766	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	904,234	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.357%	11/25/24	155,213	159,954	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.457%	10/25/29	1,033,521	1,056,214	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.457%	5/25/30	370,000	377,413	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.707%	7/25/30	$703,290	$709,249	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.707%	1/25/31	190,000	191,005	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.557%	10/25/39	137,116	137,172	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.507%	1/25/40	181,556	181,486	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	194,284	191,756
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	48,159	47,158
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	28,218	28,229	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	42,719	49,398	(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.911%	2/20/60	33,368	33,396	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.781%	3/20/60	289,815	289,446	(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.231%	5/20/60	388,644	391,596	(c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.436%	10/20/60	750,922	746,926	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.456%	8/20/58	655,615	652,631	(c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.556%	11/20/60	894,024	891,165	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.606%	1/20/61	78,646	78,466	(c)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.606%	12/20/60	$108,043	$107,789	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.556%	2/20/61	148,833	148,350	(c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.606%	2/20/61	99,542	99,326	(c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.576%	8/20/61	387,223	386,188	(c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.606%	7/20/62	2,475,494	2,469,435	(c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.636%	10/20/62	105,614	106,358	(c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.626%	10/20/62	106,708	106,515	(c)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.446%	12/20/62	1,184,898	1,179,511	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.506%	3/20/63	388,682	386,925	(c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.576%	6/20/63	116,257	115,957	(c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.576%	6/20/63	44,330	44,207	(c)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.576%	5/20/63	44,091	43,971	(c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	0.430%	4/20/70	2,614,378	2,605,423	(c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	0.350%	9/20/71	2,907,356	2,885,285	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.347%	10/15/36	$990,000	$972,611	(a)(c)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	3.147%	5/15/38	1,000,000	976,051	(a)(c)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	690,000	667,712	(a)(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.957%	5/25/37	47,666	47,185	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.997%	11/25/36	753,859	627,082	(c)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	1.177%	1/25/35	47,730	41,587	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	895,693
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	1,386,517	1,386,640	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.431%	1/16/37	585,813	565,874	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	1,350,000	1,241,716	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	2.587%	6/15/38	1,320,000	1,275,808	(a)(c)
JPMorgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	1,660,373	955,691	(a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,108,281	1,095,804	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.677%	12/25/36	19,208	20,812	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	8,754	7,918	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	4.647%	11/15/36	625,000	612,490	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.547%	11/15/38	980,000	958,908	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	1.967%	3/25/33	55,231	47,288	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.294%	2/25/34	7,613	7,721	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	2.294%	2/25/34	324,110	328,731	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	244,710	245,752

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.247%	11/15/34	$309,551	$306,699	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.835%	12/15/51	24,287,691	1,047,834	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.797%	5/15/36	670,000	661,855	(a)(c)
Morgan Stanley Capital I Inc., 2021-ILP A (1 mo. USD LIBOR + 0.778%)	1.175%	11/15/23	1,654,529	1,630,216	(a)(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	970,000	939,530	(a)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	352,581	359,476	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	162,947	163,341	(a)(c)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	627,504	623,269	(a)(c)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,373,477	1,359,532	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,220,191	1,183,441	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.881%	10/15/36	1,320,000	1,274,976	(a)(c)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.799%	12/27/33	1,320,000	1,245,208	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	4,213	2,296
Ready Capital Mortgage Financing LLC, 2021- FL7 A (1 mo. USD LIBOR + 1.200%)	1.657%	11/25/36	1,649,770	1,636,539	(a)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.007%	5/25/37	542,220	428,292	(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.904%	6/20/33	103,083	101,115	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.797%	5/15/38	920,000	896,025	(a)(c)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,466,671	1,441,288	(a)(c)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.645%	1/21/70	134,400	134,407	(a)(c)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	6.301%	2/15/39	1,543,345	1,530,689	(a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	1.302%	1/15/24	1,290,000	1,274,963	(a)(c)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	1.127%	11/15/38	1,650,000	1,617,960	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	1.219%	11/15/36	1,450,000	1,424,610	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	0.987%	10/15/34	$1,650,000	$1,601,508	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.706%	3/25/34	62,041	61,524	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.698%	3/25/35	88,701	80,296	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	2.337%	6/25/35	11,829	10,958	(c)
Structured Asset Securities Corp., 2005-RF3 2A	3.360%	6/25/35	129,258	121,365	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	263,166	300,281	(c)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	2.321%	7/15/36	2,200,000	2,112,388	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	2.590%	11/11/34	793,879	776,504	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	1.137%	6/25/44	313,703	304,813	(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,324,563
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	807,000	810,284	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.177%	8/20/35	4,141	4,163	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	2.585%	6/25/33	17,211	17,299	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	2.867%	4/25/35	11,570	11,523	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	1.277%	12/25/45	24,470	24,154	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	1.723%	10/25/46	408,216	395,624	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $105,170,266)				102,940,233

ASSET-BACKED SECURITIES - 13.3%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.582%	5/25/32	24,207	23,940	(c)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	1.137%	4/25/33	514,742	494,020	(c)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	1.282%	8/25/33	8,639	8,632	(c)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.204%	1/20/32	980,000	981,466	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.335%	10/21/28	$1,134,902	$1,134,849	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.638%	1/19/33	250,000	249,054	(a)(c)
AMMC CLO 23 Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	1.281%	10/17/31	2,840,000	2,818,825	(a)(c)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	1.467%	8/15/34	1,320,000	1,316,336	(a)(c)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.215%	8/5/27	192,995	192,075	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	892,461	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,142,264	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	894,779	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.680%	11/20/30	490,000	490,239	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	1,050,000	1,049,291	(a)(c)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	3.318%	12/16/36	1,320,000	1,305,734	(a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	1.309%	4/24/29	876,156	876,304	(a)(c)
Blackrock DLF VIII-L CLO Trust, 2021-1A A (3 mo. USD LIBOR + 1.350%)	1.591%	4/17/32	217,861	217,962	(a)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.319%	7/15/31	320,000	318,278	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	1.057%	7/25/36	750,000	709,105	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.211%	4/17/31	667,969	661,831	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.318%	7/27/31	376,897	373,806	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.304%	7/20/31	1,250,000	1,240,148	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.504%	7/20/30	350,000	349,991	(a)(c)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	2,310,000	2,250,120	(a)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,658,864	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.041%	1/15/32	$470,000	$468,405	(a)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	580,000	580,118	(a)(c)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/33	840,000	832,712	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,013	1,805	(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.617%	2/15/29	608,128	578,900	(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	1,316,700	1,183,910	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.281%	4/15/34	250,000	241,633	(a)(c)
Fortress Credit Bsl X Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	1.724%	4/20/33	1,990,000	1,990,629	(a)(c)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	562,574	531,866	(a)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.680%	11/22/31	450,000	448,410	(a)(c)
GCI Funding I LLC, 2021-1 A	2.380%	6/18/46	640,013	597,196	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.354%	7/20/34	2,590,000	2,555,935	(a)(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.409%	10/29/29	326,163	325,195	(a)(c)
Golub Capital Partners CLO 25M Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	1.695%	5/5/30	1,550,000	1,544,790	(a)(c)
Golub Capital Partners CLO 36M Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	1.965%	2/5/31	1,270,000	1,256,816	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	1.995%	5/5/32	1,080,000	1,076,211	(a)(c)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.845%	8/5/33	1,980,000	1,976,516	(a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	676,159	613,917	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.828%	12/20/29	1,792,571	1,795,254	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.251%	4/15/31	500,000	492,853	(a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.417%	7/15/39	1,030,000	1,016,375	(a)(c)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	1.897%	4/26/31	650,000	644,398	(a)(c)

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.514%	1/20/30	$1,320,000	$1,315,607	(a)(c)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	2.554%	1/20/30	750,000	733,904	(a)(c)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.604%	1/20/33	1,360,000	1,357,076	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.749%	11/30/32	370,000	367,534	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,185,206	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	1.431%	9/17/36	1,320,000	1,298,791	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,410,000	1,360,650	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.402%	12/25/35	380,000	372,017	(c)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. USD LIBOR + 0.300%)	0.757%	1/25/37	420,000	409,417	(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.241%	4/15/31	460,000	456,816	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.321%	7/16/31	690,000	686,479	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	95,348	95,043	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	249,527	249,617	(a)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.359%	10/18/31	730,000	723,290	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.717%	6/25/46	46,389	44,879	(a)(c)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	920,000	894,891	(a)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.511%	10/16/36	1,060,000	1,046,209	(a)(c)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.530%	2/20/31	1,300,000	1,289,049	(a)(c)
Midocean Credit CLO IX, 2018-9A B (3 mo. USD LIBOR + 1.750%)	2.004%	7/20/31	1,750,000	1,736,875	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.854%	10/20/30	250,000	248,853	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.757%	3/25/66	1,940,000	1,986,089	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	1.057%	12/26/69	$865,868	$860,027	(a)(c)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	1.107%	11/25/52	330,459	324,696	(a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	1.479%	4/20/62	1,310,000	1,294,574	(a)(c)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	776,086	727,919	(a)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.268%	4/19/30	500,000	497,063	(a)(c)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	1.378%	10/19/31	250,000	248,922	(a)(c)
Neuberger Berman Loan Advisers CLO 40 Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	1.301%	4/16/33	600,000	595,343	(a)(c)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,320,000	1,311,855	(a)
Ocean Trails CLO VII, 2019-7A AR (3 mo. USD LIBOR + 1.010%)	1.251%	4/17/30	1,550,000	1,539,060	(a)(c)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/34	330,000	327,502	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	1.347%	4/26/31	970,000	965,314	(a)(c)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.314%	1/20/31	1,150,000	1,144,733	(a)(c)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	1.414%	7/20/34	750,000	742,254	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.395%	2/14/31	260,000	257,391	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.504%	5/23/31	240,000	237,937	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1, Step bond	5.866%	1/25/37	486,997	447,900
Option One Mortgage Loan Trust, 2007-FXD1 2A1, Step bond	5.866%	1/25/37	431,294	398,593
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	2.280%	5/20/31	720,000	717,548	(a)(c)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.349%	4/30/27	148,465	148,670	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.545%	11/14/34	770,000	760,803	(a)(c)
Parliament Funding II ltd, 2020-1A AR (3 mo. USD LIBOR + 1.250%)	1.490%	10/20/31	1,950,000	1,941,989	(a)(c)

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.334%	4/20/34	$350,000	$345,456	(a)(c)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	2.784%	6/22/30	690,000	687,803	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.432%	12/25/33	20,212	19,939	(c)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.697%	10/25/46	1,420,000	1,283,335	(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	1.136%	12/15/38	1,282,835	1,256,567	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	1.116%	6/15/39	889,188	856,107	(c)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.576%	3/15/33	44,330	44,473	(a)(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	1.496%	12/17/68	920,000	907,982	(a)(c)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	0.428%	1/25/40	1,556,138	1,494,201	(c)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	759,712	749,543	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	610,000	568,425	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	970,000	905,721	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	88,575	86,835	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	1,525,639	1,437,876	(a)
Structured Asset Securities Corp., 2004-SC1 A	7.951%	12/25/29	6,239	5,792	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	1.027%	10/25/36	399,645	395,592	(a)(c)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.702%	5/25/31	529,611	483,867	(a)(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	1.400%	11/15/38	990,000	980,823	(a)(c)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.859%	7/23/33	1,040,000	1,034,318	(a)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	1.270%	1/17/32	1,200,000	1,189,542	(a)(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.306%	11/25/60	900,000	855,305	(a)(c)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	822,953	(a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	918,572	849,267	(a)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	350,000	348,682	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.281%	1/15/32	$820,000	$813,074	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	1.012%	5/25/36	1,340,000	1,232,317	(c)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.389%	7/24/32	1,350,000	1,342,140	(a)(c)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.479%	10/24/34	610,000	601,744	(a)(c)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	660,000	654,362	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	300,000	300,439	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $99,922,206)				98,307,083

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.8%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	940,248

U.S. Government Obligations - 8.7%
U.S. Treasury Notes	0.125%	8/31/22	1,350,000	1,345,545
U.S. Treasury Notes	0.125%	5/31/23	38,340,000	37,564,963
U.S. Treasury Notes	0.250%	6/15/24	22,250,000	21,225,283
U.S. Treasury Notes	0.250%	6/30/25	20,000	18,584
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,214,334

Total U.S. Government Obligations				64,368,709

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $67,328,721)				65,308,957

MORTGAGE-BACKED SECURITIES - 2.5%
FHLMC - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	85,970	88,693
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	4,005,991	3,998,574
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.745%	6/1/43	121,611	125,328	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.181%)	1.781%	8/1/51	4,886,445	4,714,131	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	20,579	21,012

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	$31,418	$34,253
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	67,252	66,989

Total FHLMC				9,048,980

FNMA - 1.1%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	75,417	78,860
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	31	33
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	3,559,674	3,546,225
Federal National Mortgage Association (FNMA)	2.500%	10/1/40-9/1/51	440,119	425,954
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	391,404	365,103
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	417,861	438,338
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.448%	9/1/37	377,776	399,586	(c)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.929%	11/1/51	2,810,564	2,730,890	(c)

Total FNMA				7,984,989

GNMA - 0.2%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	4,789	5,115
Government National Mortgage Association (GNMA)	6.500%	8/15/34	73,203	79,780
Government National Mortgage Association (GNMA)	7.000%	3/15/36	21,690	24,038
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	210,071	209,295
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	203,214	208,552
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	117,648	119,403
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	15,616	16,127
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-1/20/49	266,094	276,623

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	$157,354	$151,590
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.104%)	1.206%	7/20/60	22,179	22,301	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.053%)	2.154%	8/20/60	368,453	380,222	(c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.238%)	1.532%	7/20/60	50,467	51,096	(c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	1.730%	2/20/60	279,595	283,828	(c)

Total GNMA				1,827,970

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,690,566)				18,861,939

SENIOR LOANS - 1.6%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Applovin Corp., Initial Term Loan	—	8/15/25	748,067	745,322	(g)
Charter Communications Operating LLC, Term Loan B1	—	4/30/25	500,000	498,673	(g)
Charter Communications Operating LLC, Term Loan B2	—	2/1/27	498,721	495,225	(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.731%	9/18/26	750,000	748,057	(c)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.897%	1/31/28	750,000	742,031	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				3,229,308

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1
Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.707%	4/30/26	750,000	741,750	(c)(h)(i)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	—	9/23/26	498,741	495,833	(g)

Hotels, Restaurants & Leisure - 0.2%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.207%	12/23/24	498,698	496,758	(c)(h)(i)

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan	—	11/30/23	$500,000	$499,140	(g)
Scientific Games International Inc., Initial Term Loan B5	—	8/14/24	498,701	497,457	(g)

Total Hotels, Restaurants & Leisure				1,493,355

Specialty Retail - 0.1%
Rent-A-Center Inc., Term Loan B2 (1 mo. USD LIBOR + 3.250%)	3.813%	2/17/28	748,111	734,903	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				3,465,841

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.457%	8/4/28	750,000	740,936	(c)(h)(i)

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.000%)	3.427%	3/20/28	750,000	739,766	(c)(h)(i)
Setanta Aircraft Leasing DAC, Term Loan	—	11/5/28	750,000	740,003	(g)
VFH Parent LLC, Initial Term Loan (the greater of 1 mo. Term SOFR or 0.500% + 3.000%)	3.500%	1/13/29	500,000	496,043	(c)(h)(i)

Total Diversified Financial Services				1,975,812

Insurance - 0.0%††
Asurion LLC, New Term Loan B9	—	7/31/27	498,740	489,389	(g)

TOTAL FINANCIALS				2,465,201

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.957%	10/1/26	750,000	742,657	(c)(h)(i)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	12/30/26	750,000	742,853	(c)(h)(i)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.992%	2/24/25	750,000	744,296	(c)(h)(i)

Total Road & Rail				1,487,149

TOTAL INDUSTRIALS				2,229,806

TOTAL SENIOR LOANS (Cost - $12,255,173)				12,131,092

SOVEREIGN BONDS - 0.9%
Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	730,000	761,091	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	29

WESTERN ASSET SHORT-TERM BOND FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	$990,000	$1,008,576	(b)

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	1,420,000	1,557,747	(a)

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	791,008

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	830,000	834,500	(a)
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	540,000	528,892	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,040,000	1,027,913	(a)

Total United Arab Emirates				2,391,305

TOTAL SOVEREIGN BONDS (Cost - $6,477,074)				6,509,727

CONVERTIBLE BONDS & NOTES - 0.0%††
HEALTH CARE - 0.0%††
Pharmaceuticals - 0.0%††
Dermira Inc., Senior Notes (Cost - $180,225)	3.000%	5/15/22	180,000	181,575

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $114.50	4/22/22	162	162,000	111,375
U.S. Treasury 5-Year Notes Futures, Call @ $115.00	4/22/22	128	128,000	55,000

TOTAL PURCHASED OPTIONS (Cost - $163,455)				166,375

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $699,363,227)				679,027,798

	RATE		SHARES
SHORT-TERM INVESTMENTS - 7.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $58,286,173)	0.195%		58,286,173	58,286,173	(j)

TOTAL INVESTMENTS - 99.4% (Cost - $757,649,400)				737,313,971
Other Assets in Excess of Liabilities - 0.6%				4,698,733

TOTAL NET ASSETS - 100.0%				$742,012,704

See Notes to Schedule of Investments.

30	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this loan is unfunded as of March 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $58,286,173 and the cost was $58,286,173 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	31

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	$115.75	155	$155,000	$(29,063)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	116.50	189	189,000	(16,242)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.25	34	34,000	(797)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.50	17	17,000	(398)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.00	96	96,000	(37,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $216,830)					$(84,000)

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	143	6/22	$35,283,025	$35,272,737	$(10,288)
3-Month SOFR	1	12/23	246,889	243,075	(3,814)
90-Day Eurodollar	357	12/22	87,568,669	86,875,950	(692,719)
90-Day Eurodollar	102	6/23	25,306,914	24,701,850	(605,064)
90-Day Eurodollar	154	12/23	37,727,988	37,333,450	(394,538)
U.S. Treasury 2-Year Notes	623	6/22	133,898,422	132,027,329	(1,871,093)

					(3,577,516)

Contracts to Sell:
90-Day Eurodollar	62	6/22	15,316,642	15,262,850	53,792
U.S. Treasury 5-Year Notes	14	6/22	1,602,366	1,605,625	(3,259)
U.S. Treasury 10-Year Notes	269	6/22	34,046,496	33,053,375	993,121
U.S. Treasury Long-Term Bonds	22	6/22	3,412,156	3,301,375	110,781
U.S. Treasury Ultra Long-Term Bonds	6	6/22	1,121,752	1,062,750	59,002

					1,213,437

Net unrealized depreciation on open futures contracts					$(2,364,079)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

32	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$8,310,000	11/18/23	3.970%*	CPURNSA*	$(30,651)	$258,165
	44,336,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(963,566)
	8,310,000	11/18/26	CPURNSA*	3.370%*	82,185	(307,118)
	9,440,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(16,138)	221,361
	7,370,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(11,263)	(213,552)
	1,387,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	(28,927)	119,834
	4,999,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	7,487	292,778
	4,288,000	8/15/28	1.130% annually	Daily SOFR Compound annually	33,524	229,705
	122,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(179)	7,013

Total	$88,562,000				$36,038	$(355,380)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.38 Index	$10,562,000	6/20/27	1.000% quarterly	$166,964	$145,607	$21,357

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	33

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

34	Western Asset Short-Term Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

35

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

36

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$374,620,817	—	$374,620,817
Collateralized Mortgage
Obligations	—	102,940,233	—	102,940,233
Asset-Backed Securities	—	98,307,083	—	98,307,083
U.S. Government & Agency
Obligations	—	65,308,957	—	65,308,957
Mortgage-Backed Securities	—	18,861,939	—	18,861,939
Senior Loans	—	12,131,092	—	12,131,092
Sovereign Bonds	—	6,509,727	—	6,509,727
Convertible Bonds & Notes	—	181,575	—	181,575
Purchased Options	$166,375	—	—	166,375

Total Long-Term Investments	166,375	678,861,423	—	679,027,798

Short-Term Investments†	58,286,173	—	—	58,286,173

Total Investments	$58,452,548	$678,861,423	—	$737,313,971

Other Financial Instruments:
Futures Contracts††	$1,216,696	—	—	$1,216,696
Centrally Cleared Interest Rate Swaps††	—	$1,128,856	—	1,128,856
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	21,357	—	21,357

Total Other Financial Instruments	$1,216,696	$1,150,213	—	$2,366,909

Total	$59,669,244	$680,011,636	—	$739,680,880

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$84,000	—	—	$84,000
Futures Contracts††	3,580,775	—	—	3,580,775
Centrally Cleared Interest Rate Swaps††	—	$1,484,236	—	1,484,236

Total	$3,664,775	$1,484,236	—	$5,149,011

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

37

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,720,381	$139,378,969	139,378,969	$84,813,177	84,813,177

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,709	—	$58,286,173

38